Fair Value Measurements - Fair Value Assets and Liabilities Carried at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables and other assets	$ 9,014	$ 1,088
Project-specific and other financings	459,329	825,687
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	13,596	9,128
Cash and cash equivalents	49,826	2,162
Financial assets, carried at fair value	63,422	11,290
Project-specific and other financings
Notes payable
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Project-specific and other financings
Notes payable
Accounts payable and other liabilities	13,779	15,603
Financial liabilities, carried at fair value	13,779	15,603
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables and other assets	9,014	1,088
Financial assets, carried at fair value	9,014	1,088
Project-specific and other financings
Notes payable